Net (Loss)/Income per Share - Summary of antidilutive securities excluded from computation of earnings per share (Details)	12 Months Ended
Dec. 31, 2021 shares
Net (loss)/income per Share
Total	15,179,612
Share options
Net (loss)/income per Share
Total	7,036,117
Restricted shares
Net (loss)/income per Share
Total	5,680,877
Restricted share units
Net (loss)/income per Share
Total	2,462,618